Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,365,000
Previously Paid Amount	0.00
Total Fee Amount	602.81
Total Offset Amount	0.00
Net Fee	602.81
Narrative - Max Aggregate Offering Price	$ 4,365,000
Final Prospectus	true